INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES	NOTE 5 – INVENTORIES
	December 31,
	2015	2014

Raw materials	$26,474,521	$16,521,066
Work-in-progress	168,612	153,666
Finished goods	633,088	3,463,169
Inventories	$27,276,221	$20,137,901